DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2025
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$5,242	3.4	$175
Pay-fixed interest rate swap agreements - securities available for sale	148,895	1.8	6,923
Pay-fixed interest rate swap agreements - installment	100,000	1.4	(824)
Pay-fixed interest rate swap agreements - mortgage	117,000	1.7	(1,186)
Interest rate cap agreements - securities available for sale	40,970	2.3	32
Total	$412,107	1.8	$5,120

Cash flow hedge designation
Interest rate floor agreements - commercial	$450,000	1.8	$4,669
Interest rate cap agreements - short-term funding liabilities	50,000	2.1	46
Total	$500,000	1.8	$4,715

No hedge designation
Rate-lock mortgage loan commitments	$17,180	0.1	$230
Mandatory commitments to sell mortgage loans	24,909	0.1	(32)
Pay-fixed interest rate swap agreements - commercial	683,715	4.5	(3,345)
Pay-variable interest rate swap agreements - commercial	683,715	4.5	3,345
Total	$1,409,519	4.4	$198

	2024
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$5,647	4.4	$361
Pay-fixed interest rate swap agreements - securities available for sale	148,895	2.8	13,265
Pay-fixed interest rate swap agreements - installment	100,000	2.4	77
Pay-fixed interest rate swap agreements - mortgage	147,000	2.2	283
Interest rate cap agreements - securities available for sale	40,970	3.3	334
Total	$442,512	2.6	$14,320

Cash flow hedge designation
Interest rate floor agreements - commercial	$375,000	2.3	$3,642
Interest rate cap agreements - short-term funding liabilities	25,000	3.4	312
Total	$400,000	2.1	$3,954

No hedge designation
Rate-lock mortgage loan commitments	$12,703	0.1	$100
Mandatory commitments to sell mortgage loans	19,874	0.1	62
Pay-fixed interest rate swap agreements - commercial	538,053	5.0	13,325
Pay-variable interest rate swap agreements - commercial	538,053	5.0	(13,325)
Total	$1,108,683	4.9	$162

Schedule of Derivative Instruments in Statement of Financial Condition, Fair Value
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2025		2024		2025		2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$7,114	Other assets	$14,336	Other liabilities	$2,026	Other liabilities	$350
Interest rate cap agreements	Other assets	78	Other assets	646	Other liabilities	—	Other liabilities	—
Interest rate floor agreements	Other assets	4,669	Other assets	3,642	Other liabilities	—	Other liabilities	—
		11,861		18,624		2,026		350
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	230	Other assets	100	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	—	Other assets	62	Other liabilities	32	Other liabilities	—
Pay-fixed interest rate swap agreements - commercial	Other assets	7,074	Other assets	15,799	Other liabilities	10,419	Other liabilities	2,474
Pay-variable interest rate swap agreements - commercial	Other assets	10,419	Other assets	2,474	Other liabilities	7,074	Other liabilities	15,799
		17,723		18,435		17,525		18,273
Total derivatives		$29,584		$37,059		$19,551		$18,623

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2025	2024	2023		2025	2024	2023		2025	2024	2023
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$(186)	$12	$(98)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities	(6,342)	(2,022)	(4,619)
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	(901)	1,305	(1,305)
Pay-fixed interest rate swap agreements - Mortgage								Interest and fees on loans	(1,469)	2,414	(2,131)
Interest rate cap agreements - securities available for sale	$(302)	$23	$(848)	Interest on securities	$(227)	$(167)	$(262)	Interest on securities	—	(145)	90
Interest rate cap agreements - installment	—	—	—	Interest and fees on loans	—	—	—	Interest and fees on loans	—	—	(14)
Total	$(302)	$23	$(848)		$(227)	$(167)	$(262)		$(8,898)	$1,564	$(8,077)
Cash Flow Hedges
Interest rate floor agreements - commercial	$(612)	$(4,223)	$635	Interest and fees on loans	$(1,861)	$(1,199)	$(175)	Interest and fees on loans	$(1,861)	$(1,199)	$(175)
Interest rate cap agreements - short-term funding liabilities	(324)	(12)	—	Interest expense	(23)	—	—	Interest expense	(23)	—	—
Total	$(936)	$(4,235)	$635		$(1,884)	$(1,199)	$(175)		$(1,884)	$(1,199)	$(175)
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$130	$(73)	$1,229
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(94)	341	(594)
Pay-fixed interest rate swap agreements - commercial								Interest and fees on loans	(16,670)	6,156	(9,894)
Pay-variable interest rate swap agreements -commercial								Interest and fees on loans	16,670	(6,156)	9,894
Pay-variable interest rate swap agreement								Non-interest expense - other	—	—	(12)
Total									$36	$268	$623